Charges (Assets Pledged)	12 Months Ended
Dec. 31, 2017
Charges Assets Pledged [Abstract]
CHARGES (ASSETS PLEDGED)
NOTE 28:-	CHARGES (ASSETS PLEDGED)

a.	As collateral for part of the Group's liabilities, including guarantees provided by banks in favor of other parties, the Group's rights to various real estate properties which it owns have been mortgaged and other assets, including the right to receive payments from tenants, rights under contracts with customers, funds and securities in certain bank accounts, have been pledged. In addition, charges have been placed on part of the shares of investees and of other companies which are held by the companies in the Group.

The balances of the secured liabilities are as follows:

	December 31
	2017	2016
	NIS in millions
Short-term loans and credit	67	120
Non-current liabilities (including current maturities)	4,069	7,882
Debentures (including current maturities) (1)	775	810
	4,911	8,812

(1)	To secure the debentures (series J), issued by the Company in February 2009, a fixed pledge has been placed on real estate property which is owned by Gazit Development and his total value as of the reporting date is approximately NIS 1,176 million.